Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Cash flows from operating activities
Net income		$ 10,174	$ 9,955
Adjustment for:
Net interest income		(18,115)	(16,961)
Depreciation and amortization		1,531	1,511
Provision for credit losses		1,382	1,808
Equity-settled share-based payment expense		10	7
Net gain on sale of investment securities		(74)	(419)
Net (gain)/loss on divestitures		233	9
Net income from investments in associated corporations		(268)	(339)
Income tax expense		2,758	2,871
Changes in operating assets and liabilities:
Trading assets		37,501	(33,995)
Securities purchased under resale agreements and securities borrowed		(41,438)	(14,202)
Loans		(97,161)	(55,748)
Deposits		95,905	78,569
Obligations related to securities sold short		(1,292)	10,078
Obligations related to securities sold under repurchase agreements and securities lent		10,838	(7,709)
Net derivative financial instruments		115	2,123
Other, net		(1,404)	(5,300)
Dividends received		1,156	969
Interest received		31,931	25,425
Interest paid		(13,336)	(8,766)
Income tax paid		(3,503)	(2,693)
Net cash from/(used in) operating activities		16,943	(12,807)
Cash flows from investing activities
Interest-bearing deposits with financial institutions		25,783	(15,006)
Purchase of investment securities		(97,736)	(72,259)
Proceeds from sale and maturity of investment securities		63,130	103,765
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash		(549)	(717)
Property and equipment, net of disposals		(571)	(462)
Other, net		(1,350)	(624)
Net cash from/(used in) investing activities		(11,293)	14,697
Cash flows from financing activities
Proceeds from issue of subordinated debentures		3,356
Redemption/repurchase of subordinated debentures		(1,276)	(750)
Proceeds from preferred shares and other equity instruments issued		2,523	2,003
Redemption of preferred shares		(500)	(1,259)
Proceeds from common shares issued		137	268
Common shares purchased for cancellation		(2,873)
Cash dividends and distributions paid		(5,118)	(4,604)
Distributions to non-controlling interests		(115)	(123)
Payment of lease liabilities		(322)	(344)
Other, net		(391)	2,032
Net cash from/(used in) financing activities		(4,579)	(2,777)
Effect of exchange rate changes on cash and cash equivalents		301	(543)
Net change in cash and cash equivalents		1,372	(1,430)
Cash and cash equivalents at beginning of year	[1]	9,693	11,123
Cash and cash equivalents at end of year	[1]	$ 11,065	$ 9,693

[1]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).